Columbia Variable Portfolio – Contrarian Core Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Contrarian Core Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 13.8%
Entertainment 3.5%
Electronic Arts, Inc.	164,814	33,242,984
Take-Two Interactive Software, Inc.(a)	31,853	8,229,541
Walt Disney Co. (The)	143,345	16,413,002
Total		57,885,527
Interactive Media & Services 9.4%
Alphabet, Inc., Class A	201,487	48,981,490
Alphabet, Inc., Class C	179,733	43,773,972
Meta Platforms, Inc., Class A	75,650	55,555,847
Pinterest, Inc., Class A(a)	255,399	8,216,186
Total		156,527,495
Wireless Telecommunication Services 0.9%
T-Mobile US, Inc.	66,355	15,884,060
Total Communication Services		230,297,082
Consumer Discretionary 8.5%
Automobiles 1.4%
Tesla, Inc.(a)	51,279	22,804,797
Broadline Retail 5.6%
Amazon.com, Inc.(a)	354,152	77,761,155
eBay, Inc.	167,450	15,229,577
Total		92,990,732
Hotels, Restaurants & Leisure 0.6%
Starbucks Corp.	127,904	10,820,678
Household Durables 0.3%
PulteGroup, Inc.	31,650	4,181,915
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc., Class B	56,391	3,932,145
Tapestry, Inc.	52,055	5,893,667
Total		9,825,812
Total Consumer Discretionary		140,623,934
Consumer Staples 2.1%
Consumer Staples Distribution & Retail 1.1%
Walmart, Inc.	182,663	18,825,249
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.0%
Procter & Gamble Co. (The)	108,316	16,642,753
Total Consumer Staples		35,468,002
Energy 3.1%
Oil, Gas & Consumable Fuels 3.1%
Chevron Corp.	142,516	22,131,310
ConocoPhillips Co.	167,192	15,814,691
EOG Resources, Inc.	113,211	12,693,217
Total		50,639,218
Total Energy		50,639,218
Financials 14.7%
Banks 6.0%
Bank of America Corp.	675,673	34,857,970
JPMorgan Chase & Co.	127,979	40,368,416
Wells Fargo & Co.	289,702	24,282,822
Total		99,509,208
Capital Markets 4.0%
Blackrock, Inc.	24,188	28,200,064
Charles Schwab Corp. (The)	99,150	9,465,850
Morgan Stanley	104,824	16,662,823
S&P Global, Inc.	24,583	11,964,792
Total		66,293,529
Consumer Finance 1.0%
American Express Co.	48,905	16,244,285
Financial Services 2.6%
Block, Inc., Class A(a)	97,243	7,027,751
MasterCard, Inc., Class A	27,123	15,427,834
Visa, Inc., Class A	64,258	21,936,396
Total		44,391,981
Insurance 1.1%
Aon PLC, Class A	50,699	18,078,249
Total Financials		244,517,252

Columbia Variable Portfolio – Contrarian Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Contrarian Core Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 9.5%
Biotechnology 1.9%
AbbVie, Inc.	57,177	13,238,763
Vertex Pharmaceuticals, Inc.(a)	48,228	18,888,014
Total		32,126,777
Health Care Equipment & Supplies 3.0%
Abbott Laboratories	156,877	21,012,105
Boston Scientific Corp.(a)	77,038	7,521,220
Cooper Cos, Inc. (The)(a)	123,953	8,498,218
Zimmer Biomet Holdings, Inc.	131,674	12,969,889
Total		50,001,432
Health Care Providers & Services 1.0%
Cigna Group (The)	29,937	8,629,340
Henry Schein, Inc.(a)	131,319	8,715,642
Total		17,344,982
Life Sciences Tools & Services 1.5%
Agilent Technologies, Inc.	71,682	9,200,385
Thermo Fisher Scientific, Inc.	32,759	15,888,770
Total		25,089,155
Pharmaceuticals 2.1%
Eli Lilly & Co.	44,608	34,035,904
Total Health Care		158,598,250
Industrials 8.7%
Aerospace & Defense 2.5%
Boeing Co. (The)(a)	93,714	20,226,292
General Electric Co.	31,456	9,462,594
RTX Corp.	75,391	12,615,176
Total		42,304,062
Building Products 0.7%
Carrier Global Corp.	191,158	11,412,133
Electrical Equipment 1.3%
Eaton Corp. PLC	32,032	11,987,976
GE Vernova, Inc.	14,187	8,723,586
Total		20,711,562
Ground Transportation 1.5%
Uber Technologies, Inc.(a)	247,464	24,244,048
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 1.1%
Honeywell International, Inc.	87,652	18,450,746
Machinery 0.9%
Parker-Hannifin Corp.	10,236	7,760,424
Stanley Black & Decker, Inc.	104,389	7,759,234
Total		15,519,658
Professional Services 0.7%
Jacobs Solutions, Inc.	76,157	11,412,888
Total Industrials		144,055,097
Information Technology 34.6%
Electronic Equipment, Instruments & Components 1.1%
TE Connectivity PLC	84,810	18,618,339
IT Services 1.0%
MongoDB, Inc.(a)	21,259	6,598,368
Okta, Inc.(a)	104,270	9,561,559
Total		16,159,927
Semiconductors & Semiconductor Equipment 14.3%
Applied Materials, Inc.	98,034	20,071,481
Broadcom, Inc.	131,285	43,312,234
Lam Research Corp.	109,288	14,633,663
Marvell Technology, Inc.	80,256	6,747,122
Microchip Technology, Inc.	65,171	4,185,282
NVIDIA Corp.	759,990	141,798,934
ON Semiconductor Corp.(a)	159,990	7,889,107
Total		238,637,823
Software 10.8%
Intuit, Inc.	35,410	24,181,843
Microsoft Corp.	259,904	134,617,277
Palo Alto Networks, Inc.(a)	36,536	7,439,460
Synopsys, Inc.(a)	28,183	13,905,211
Total		180,143,791
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.	406,990	103,631,864
Dell Technologies, Inc.	135,627	19,227,840
Total		122,859,704
Total Information Technology		576,419,584
Columbia Variable Portfolio – Contrarian Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Contrarian Core Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 0.5%
Chemicals 0.5%
International Flavors & Fragrances, Inc.	99,148	6,101,568
Sherwin-Williams Co. (The)	7,262	2,514,540
Total		8,616,108
Total Materials		8,616,108
Real Estate 1.2%
Real Estate Management & Development 0.1%
CoStar Group, Inc.(a)	18,816	1,587,506
Specialized REITs 1.1%
American Tower Corp.	47,694	9,172,510
Equinix, Inc.	12,619	9,883,706
Total		19,056,216
Total Real Estate		20,643,722
Utilities 2.2%
Multi-Utilities 2.2%
DTE Energy Co.	136,249	19,269,696
Public Service Enterprise Group, Inc.	211,819	17,678,414
Total		36,948,110
Total Utilities		36,948,110
Total Common Stocks (Cost $1,069,557,106)		1,646,826,359

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(b),(c)	7,104,538	7,102,406
Total Money Market Funds (Cost $7,102,367)		7,102,406
Total Investments in Securities (Cost: $1,076,659,473)		1,653,928,765
Other Assets & Liabilities, Net		11,950,210
Net Assets		1,665,878,975
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	25,723,189	248,996,902	(267,617,724)	39	7,102,406	(4,937)	875,597	7,104,538
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Variable Portfolio – Contrarian Core Fund  | 2025

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